DEBT (Details - Schedule of notes payable - related parties) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023		$ 23,515
Total minimum equipment financing payments		23,515
Less: interest		(664)
Total equipment financing at December 31, 2022		22,851
Less: current portion of equipment financing		(22,851)	$ (80,335)
Long-term portion of equipment financing			$ 22,851